Consolidated Financial Statements Issuance	12 Months Ended
Dec. 31, 2022
Consolidated Financial Statements Issuance [Abstract]
Consolidated financial statements issuance
28.	Consolidated financial statements issuance

These consolidated financial statements have been issued on April 28, 2023 by Ing. Rufino Vigil Gonzalez and C.P. Mario Moreno Cortez, General Director and Financial Coordinator of Grupo Simec, S.A.B. de C.V., for the approval of the Audit Committee and, where appropriate, by the Board of Director.